Stock Transactions and Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Summary of Stock Options
A summary of stock options is as follows:

	Options	Weighted Avg. Exercise Price	Warrants	Weighted Avg. Exercise Price
Outstanding December 31, 2013	3,467,000	$0.62	-	$-
Granted	35,500	0.70	-	-
Cancelled	(22,500)	0.70	-	-
Exercised	-	-	-	-
Outstanding March 31, 2014	3,480,000	$0.62	-	$-

A summary of stock options and warrants is as follows:

		Weighted Ave.		Weighted Ave.
	Options	Exercise Price	Warrants	Exercise Price

Outstanding January 1, 2012	900,000	$0.40	2,838,330	$0.90
Granted	785,000	0.70	250,000	0.70
Cancelled	-	-	(2,838,330)	(0.90)
Exercised	-	-	-	-
Outstanding December 31, 2012	1,685,000	$0.54	250,000	$0.70
Granted	1,787,000	0.70	300,000	0.70
Cancelled	(5,000)	(0.70)	(550,000)	(0.70)
Exercised	-	-	-	-
Outstanding December 31, 2013	3,467,000	$0.62	-	$-